SCHEDULE OF OPTIONS GRANTED TO EMPLOYEE (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Retirement Benefits [Abstract]
Number of Securities Underlying Unexercised Options, Exercisable	2,273,399
Number of Securities Underlying Unexercised Options, Unexercisable	6,820,198
Option Exercise Price | $ / shares	$ 0.0001